Significant Accounting Policies (Details) - Schedule of Outlines the Currency Exchange Rates	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Outlines the Currency Exchange Rates [Abstract]
Year-end spot rate	7.0827	7.2258	6.9646
Average rate	7.1423	6.989	7.0087